Discontinued Operations And Sale Of Businesses (Results Of Discontinued Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 94.6		$ 212.0
Operations	8.2		16.4
Gain on sale	69.0
Income (loss) from discontinued operations, before tax	77.2		16.4
Income tax benefit			(0.7)
Income (loss) from discontinued operations, net of tax	77.2		17.1
Health Information Management [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	42.0	[1]	111.7
Operations	10.0	[1]	19.6
Gain on sale	64.5	[1]
Income (loss) from discontinued operations, before tax	74.5	[1]	19.6
Income tax benefit		[1]
Income (loss) from discontinued operations, net of tax	74.5	[1]	19.6
Unisys Insurance Services Limited [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	52.6	[2]	100.3
Operations	(1.8)	[2]	(3.2)
Gain on sale	4.5	[2]
Income (loss) from discontinued operations, before tax	2.7	[2]	(3.2)
Income tax benefit			(0.7)
Income (loss) from discontinued operations, net of tax	$ 2.7	[2]	$ (2.5)

[1]	Includes results of operations through the April 30, 2010 closing date.
[2]	Includes results of operations through the August 31, 2010 closing date.